Provisions (Details) Tsh in Thousands			12 Months Ended
	Feb. 23, 2026 USD ($)	Feb. 23, 2026 TZS (Tsh)	Dec. 31, 2025 USD ($)	Feb. 23, 2026 TZS (Tsh)	Dec. 31, 2025 TZS (Tsh)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 TZS (Tsh)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 TZS (Tsh)
Disclosure of other provisions [line items]
Cash at banks and on hand			$ 20,144,250			$ 24,283,942
Other current provisions			3,438,235			3,434,062
Interest payable			1,080,000.00
Changes in tax rates or tax laws enacted or announced
Disclosure of other provisions [line items]
Unpaid taxes, interest and penalties	$ 558,565			Tsh 1,430,000
Offset against VAT receivables	277,869			709,950
Penalties waived	46,056	Tsh 117,670
Remaining balance of provision	$ 234,641			Tsh 599,510
Kabanga Nickel Company Ltd
Disclosure of other provisions [line items]
Cash at banks and on hand								$ 335,398	Tsh 823,400
Other current provisions						$ 3,430,000	Tsh 8,430,000
Addition of provisions			4,173
Kabanga Nickel Company Ltd | Revision of Interest
Disclosure of other provisions [line items]
Interest payable			$ 5,030,000.00		Tsh 12,360,000